Note 18 - Stock-based Compensation Plans (Details) - Restricted Stock Activity - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 18 - Stock-based Compensation Plans (Details) - Restricted Stock Activity [Line Items]
Shares vested	0	0
Restricted Stock [Member]
Note 18 - Stock-based Compensation Plans (Details) - Restricted Stock Activity [Line Items]
Non-vested restricted stock awards at beginning of year	19,524	18,042
Non-vested restricted stock awards at beginning of year	$ 22.95	$ 22.29
Restricted shares granted	1,934	10,000
Restricted shares granted	$ 21.50	$ 23.40
Shares vested	(7,756)	(6,536)
Shares vested	$ 23.08	$ 21.88
Shares forfeited	(3,910)	(1,982)
Shares forfeited	$ 23.09	$ 22.62
Non-vested restricted stock awards at end of year	9,792	19,524
Non-vested restricted stock awards at end of year	$ 23.00	$ 22.95